UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07096
______________________________________________

Investment Grade Municipal Income Fund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments

Investment Grade Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)		Value ($)

Long-term municipal bonds—164.35%

Alaska — 1.99%
1,000	Alaska International Airports Revenues Refunding-Series A (MBIA Insured)[1]	Aaa	AAA	10/01/19	5.000		1,064,250

1,000	Alaska International Airports Revenues Refunding-Series A (MBIA Isured))[1]	Aaa	AAA	10/01/20	5.000		1,060,960

1,000	Alaska International Airports Revenues Refunding-Series A (MBIA Isured))[1]	Aaa	AAA	10/01/21	5.000		1,058,500

							3,183,710

Arizona — 1.59%
2,380	Arizona State Transportation Board Highway Revenue-Series B	Aa1	AAA	07/01/18	5.250		2,551,217

Arkansas — 0.98%
1,525	Little Rock Capital Improvement Revenue Parks & Recreation Projects-Series A	NR	NR	01/01/18	5.700		1,569,820

California — 37.11%
5,000	California Educational Facilities Authority Revenue Refunding-Pepperdine University-Series A (FGIC Insured)	Aaa	AAA	09/01/33	5.000		5,222,850

5,000	California Health Facilities Financing Authority Revenue-Kaiser Permanente- Series A	NR	A+	04/01/39	5.250		5,309,350

5,000	California State Refunding	A1	A+	05/01/27	5.000		5,267,900

3,000	California State Refunding-Series 2	A1	A+	09/01/27	5.000		3,173,940

3,000	California Statewide Communities Development Authority Apartment Development Revenue Refunding-Irvine Apartment Communities-Series A–3 (Mandatory Put 05/17/10 @ 100)	NR	BBB+	05/15/25	5.100	[2]	3,089,160

1,750	California Statewide Communities Development Authority Revenue-Kaiser Permanente-Series H (Mandatory Put 05/01/08 @ 100)	NR	A+	04/01/34	2.625	[2]	1,717,432

2,150	Fontana Redevelopment Agency Tax Allocation Refunding-Jurupa Hills Redevelopment Project A	NR	A–	10/01/17	5.500		2,242,751

2,905	Inglewood Unified School District 1998 Election-Series C (FSA Insured)	Aaa	AAA	10/01/28	5.000		3,066,518

6,250	Los Angeles Wastewater System Revenue Refunding-Series A (FSA Insured)	Aaa	AAA	06/01/32	5.000		6,582,625

5,000	Los Angeles Water & Power Revenue Power System-Series A, Subseries A–2 (MBIA Insured)	Aaa	AAA	07/01/27	5.000		5,269,250

10,000	Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured)	Aaa	AAA	12/01/27	5.000		10,413,700

2,600	San Diego County Regional Airport Authority Airport Revenue Refunding (AMBAC Insured)[1]	Aaa	AAA	07/01/16	5.250		2,834,494

5,000	University of California Revenues-Series A (AMBAC Insured)[3]	Aaa	AAA	05/15/28	5.000		5,264,400

							59,454,370

Investment Grade Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)		Value ($)

Long-term municipal bonds—(continued)

Colorado — 4.91%
3,000	Colorado Health Facilities Authority Revenue Refunding-Adventist Health/Sunbelt-Series E	A2	A+	11/15/18	5.125	[2]	3,210,060

3,000	Colorado Health Facilities Authority Revenue Refunding-Adventist Health/Sunbelt-Series E	A2	A+	11/15/19	5.125	[2]	3,202,320

1,374	University of Colorado Participation Interests	NR	A+	12/01/13	6.000		1,457,615

							7,869,995

Florida — 6.10%
3,350	Florida State Board of Education Capital Outlay-Series E (FGIC Insured)	Aaa	AAA	06/01/24	5.000		3,518,404

1,175	Gainesville Utilities System Revenue-Series A	Aa2	AA	10/01/20	5.250		1,277,789

2,000	Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured)[1]	Aaa	AAA	10/01/13	5.000		2,121,500

2,700	Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured)[1]	Aaa	AAA	10/01/18	5.000		2,858,733

							9,776,426

Illinois — 4.87%
1,200	Illinois Educational Facilities Authority Revenues Refunding-Augustana College-Series A	Baa1	NR	10/01/22	5.625		1,273,944

6,000	Illinois Finance Authority Revenue-University of Chicago-Series A	Aa1	AA	07/01/34	5.000		6,286,560

250	Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue	A1	AAA	06/15/27	6.500		250,525

							7,811,029

Indiana — 4.26%
4,000	Indiana Health & Educational Facilities Financing Authority Hospital Revenue Refunding-Clarian Health Obligation Group-Series B	A2	A+	02/15/21	5.000		4,178,600

2,500	Indianapolis Airport Authority Revenue Refunding-Special Facilities-FedEx Corp. Project (Federal Express Co. Insured)[1]	Baa2	BBB	01/15/17	5.100		2,640,375

							6,818,975

Massachusetts — 3.90%
6,000	Massachusetts Health & Educational Facilities Authority Revenue-Harvard University-Series DD	Aaa	AAA	07/15/35	5.000		6,246,960

Michigan — 5.26%
5,000	Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group-Series D	Aa2	AA–	08/15/25	5.000		5,257,200

3,000	Michigan State Hospital Finance Authority Revenue-Trinity Health Credit Group-Series A	Aa2	AA–	12/01/26	5.000		3,173,040

							8,430,240

Investment Grade Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)		Value ($)

Long-term municipal bonds—(continued)

Minnesota — 0.98%
1,500	Shakopee Health Care Facilities Revenue-Saint Francis Regional Medical Center	NR	BBB	09/01/17	5.000		1,569,915

New Jersey — 13.61%
10,000	New Jersey State Educational Facilities Authority Revenue-Princeton University-Series D	Aaa	AAA	07/01/29	5.000		10,609,600

10,000	New Jersey Transportation Trust Fund Authority Transportation System-Series A	A1	AA–	12/15/20	5.250		11,201,800

							21,811,400

New York — 21.07%
1,765	Metropolitan Transportation Authority New York Dedicated Tax Fund-Series A (FSA Insured)	Aaa	AAA	11/15/24	5.250		1,899,564

7,390	Metropolitan Transportation Authority Revenue Transportation-Series A	A2	A	11/15/25	5.000		7,875,966

4,815	New York City General Obligation-Series O	A1	AA–	06/01/24	5.000		5,075,251

2,000	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project[1]	A3	BBB+	01/01/15	5.500		2,173,800

2,750	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project[1]	A3	BBB+	01/01/17	5.500	[2]	2,996,400

3,250	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project[1]	A3	BBB+	01/01/18	5.500	[2]	3,528,557

3,140	Triborough Bridge & Tunnel Authority Revenues Refunding-Series B	Aa2	AA–	11/15/19	5.250		3,386,270

6,400	Triborough Bridge & Tunnel Authority Revenues-Subordinate Bonds	Aa3	A+	11/15/30	5.250		6,825,088

							33,760,896

North Carolina — 15.55%
5,000	North Carolina Eastern Municipal Power Agency Power System Revenue Refunding-Series A	Baa2	BBB	01/01/11	5.500		5,290,200

2,000	North Carolina Eastern Municipal Power Agency Power System Revenue Refunding-Series A	Baa2	BBB	01/01/12	5.500		2,140,480

3,065	North Carolina Eastern Municipal Power Agency Power System Revenue-Series A (Escrowed to Maturity)	Baa2	AAA	01/01/21	6.400		3,742,518

5,000	North Carolina Medical Care Commission Health Care Facilities Revenue-Novant Health Obligation Group	Aa3	AA–	11/01/34	5.000		5,241,250

8,745	North Carolina State Public Improvement-Series A	Aa1	AAA	03/01/24	4.000		8,500,840

							24,915,288

Ohio — 6.78%
2,185	Ohio State Higher Education-Series B	Aa1	AA+	11/01/17	5.250		2,347,018

8,000	Ohio State Water Development Authority Water Pollution Control Revenue-Water Quality	Aaa	AAA	06/01/24	5.000		8,514,400

							10,861,418

Investment Grade Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)	Value ($)

Long-term municipal bonds—(concluded)

Pennsylvania — 6.67%
7,125	Allegheny County Sanitation Authority Sewer Revenue Refunding-Series A (MBIA Insured)	Aaa	AAA	12/01/24	5.000	7,599,881

3,000	Susquehanna Area Regional Airport Authority Airport System Revenue-Subseries D	Ba1	NR	01/01/18	5.375	3,079,470

						10,679,351

Puerto Rico — 6.31%
3,000	Puerto Rico Housing Finance Authority-Capital Funding Program (HUD Insured)	Aa3	AA	12/01/18	5.000	3,179,940

6,465	University of Puerto Rico Revenues System-Series Q	Baa2	BBB	06/01/17	5.000	6,932,484

						10,112,424

Rhode Island — 1.04%
1,600	Rhode Island Health & Educational Building Corp. Revenue Refunding-Hospital Financing-Lifespan Obligation-Series A	A3	A–	05/15/11	5.000	1,664,912

South Carolina — 8.99%
7,570	Charleston Educational Excellence Financing Corp. Revenue-Charleston County School District Project	A1	AA–	12/01/24	5.000	8,006,638

5,000	Greenville County School District Installment Purchase Refunding-Building Equity Sooner-Series AGC	Aa3	AA–	12/01/24	5.000	5,309,200

1,000	Greenville Waterworks Revenue	Aa1	AAA	02/01/20	5.250	1,084,340

						14,400,178

South Dakota — 0.67%
1,049	Standing Rock New Public Housing[4]	NR	NR	08/07/13	6.000	1,071,395

Tennessee — 1.59%
2,500	Memphis-Shelby County Airport Authority Special Facilities Revenue Refunding-Federal Express Corp.	Baa2	BBB	09/01/09	5.000	2,550,550

Texas — 10.12%
4,000	Coastal Bend Health Facilities Development Corp.-Incarnate Word Health System-Series A (Escrowed to Maturity) (AMBAC Insured)	Aaa	AAA	01/01/17	6.300	4,455,480

6,429	Harris County Texas Lease[5]	NR	NR	05/01/20	6.750	6,794,627

3,007	Houston Community College System Participation Interests[5]	NR	NR	06/15/25	7.875	3,384,576

1,485	Lower Colorado River Authority Transmission Contract Revenue-LCRA Transmission Services Corp. Project B (FSA Insured)	Aaa	AAA	05/15/20	5.250	1,582,089

						16,216,772

Total long-term municipal bonds (cost—$256,806,523)						263,327,241

Investment Grade Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

Principal
amount		Moody’s	S&P	Maturity	Interest
(000) ($)		rating	rating	dates	rates (%)	Value ($)

Short-term municipal notes[1] [6]—2.52%

Illinois — 0.18%
300	Chicago Midway Airport Revenue-Second Lien-Series A (MBIA Insured)	VMIG-1	A–1+	01/02/07	4.040	300,000

Indiana — 0.71%
1,135	Whiting Industrial Environmental Facilities Revenue-Amoco Oil Co. Project	VMIG-1	A–1+	01/02/07	4.020	1,135,000

Texas — 1.63%
2,600	West Side Calhoun County Naval District Environmental Facilities Revenue-BP Chemicals, Inc. Project	NR	A–1+	01/02/07	4.020	2,600,000

Total short-term municipal notes (cost—$4,035,000)						4,035,000

Total investments (cost —$260,841,523)[7] [8] — 166.87%						267,362,241

Other assets in excess of liabilities — 1.78%						2,862,431

Liquidation value of auction preferred shares — (68.65)%						(110,000,000)

Net assets applicable to common shareholders — 100.00%						160,224,672

1	Security subject to Alternative Minimum Tax.

2	Floating rate security. The interest rate shown is the current rate as of December 31, 2006.

3	Partial amount pledged as collateral for futures transactions.

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.67% of net assets applicable to common shareholders as of December 31, 2006, is considered illiquid and restricted (See table below for more information).

			Acquisition		Market
			cost as a		value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Market	of common
restricted security	date	cost ($)	net assets (%)	value ($)	net assets (%)

Standing Rock New
Public Housing,
6.000%, 08/07/13	08/08/02	1,048,742	0.65	1,071,395	0.67

5	The securities detailed in the table below are considered illiquid and restricted and represent 6.35% of net assets applicable to common shareholders as of December 31, 2006.

			Acquisition		Market
			cost as a		value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Market	of common
restricted securities	date	cost ($)	net assets (%)	value ($)	net assets (%)

Harris County Texas Lease, 6.750%, 05/01/20	09/07/00	6,429,435	4.01	6,794,627	4.24

Houston Community College System Participation Interests, 7.875%, 06/15/25	04/22/02	3,007,095	1.88	3,384,576	2.11

		9,436,530	5.89	10,179,203	6.35

6	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of December 31, 2006.

7	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at December 31, 2006 were $6,675,834 and $155,116, respectively, resulting in net unrealized appreciation of investments of $6,520,718.

8	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restricitions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

Investment Grade Municipal Income Fund Inc.
Schedule of investments—December 31, 2006 (unaudited)

AMBAC	American Municipal Bond Assurance Corporation

BP	British Petroleum

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

HUD	Housing and Urban Development

MBIA	Municipal Bond Investors Assurance

NR	Not Rated

XLCA	XL Capital Assurance

Futures contracts

Number of		Expiration		Current	Unrealized
contracts	Sale contracts	dates	Proceeds ($)	value ($)	appreciation ($)

130	US Treasury Bond 20 Year Futures	March 2007	14,870,294	14,486,875	383,419
100	US Treasury Note 10 Year Futures	March 2007	10,919,156	10,746,875	172,281

					555,700

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated September 30, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	March 1, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 1, 2007